Customer deposits and deposits from banks (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Time Deposits [Line Items]
Non-interest-bearing, Demand	$ 2,238,256	$ 2,119,596
Interest-bearing, Demand	7,152,063	5,357,312
Total demand deposits	9,390,319	7,476,908
Term, Within 3 months	2,434,285	1,244,675
Term, 3 to 6 months	234,300	228,141
Term, 6 to 12 months	304,517	432,470
Term, After 12 months	78,204	70,047
Total term deposits	3,051,306	1,975,333
Total deposits	$ 12,441,625	$ 9,452,241
Weighted average interest rate, demand deposits	0.0020	0.0013
Customers
Time Deposits [Line Items]
Non-interest-bearing, Demand	$ 2,229,974	$ 2,111,496
Interest-bearing, Demand	7,131,016	5,338,347
Total demand deposits	9,360,990	7,449,843
Term, Within 3 months	2,430,468	1,238,019
Term, 3 to 6 months	233,790	228,141
Term, 6 to 12 months	304,414	432,369
Term, After 12 months	78,204	70,047
Total term deposits	3,046,876	1,968,576
Total deposits	12,407,866	9,418,419
Banks
Time Deposits [Line Items]
Non-interest-bearing, Demand	8,282	8,100
Interest-bearing, Demand	21,047	18,965
Total demand deposits	29,329	27,065
Term, Within 3 months	3,817	6,656
Term, 3 to 6 months	510	0
Term, 6 to 12 months	103	101
Term, After 12 months	0	0
Total term deposits	4,430	6,757
Total deposits	33,759	33,822
Demand or less than $100k | Customers
Time Deposits [Line Items]
Non-interest-bearing, Demand	2,229,974	2,111,496
Interest-bearing, Demand	7,131,016	5,338,347
Total demand deposits	9,360,990	7,449,843
Term, less than $100k, Within 3 months	31,666	31,101
Term, less than $100k, 3 to 6 months	9,355	9,692
Term, less than $100k, 6 to 12 months	13,497	12,754
Term, less than $100k, After 12 months	16,478	15,151
Total term deposits, less than $100k	70,996	68,698
Total deposits, less than $100k	9,431,986	7,518,541
Demand or less than $100k | Banks
Time Deposits [Line Items]
Non-interest-bearing, Demand	8,282	8,100
Interest-bearing, Demand	21,047	18,965
Total demand deposits	29,329	27,065
Term, less than $100k, Within 3 months	0	0
Term, less than $100k, 3 to 6 months	0	0
Term, less than $100k, 6 to 12 months	0	0
Term, less than $100k, After 12 months	0	0
Total term deposits, less than $100k	0	0
Total deposits, less than $100k	29,329	27,065
Term - $100k or more | Customers
Time Deposits [Line Items]
Term, more than $100k, Within 3 months	2,398,802	1,206,918
Term, more than $100k, 3 to 6 months	224,435	218,449
Term, more than $100k, 6 to 12 months	290,917	419,615
Term, more than $100k, After 12 months	61,726	54,896
Total term deposits, more than $100k	2,975,880	1,899,878
Total deposits, more than $100k	2,975,880	1,899,878
Term - $100k or more | Banks
Time Deposits [Line Items]
Term, more than $100k, Within 3 months	3,817	6,656
Term, more than $100k, 3 to 6 months	510	0
Term, more than $100k, 6 to 12 months	103	101
Term, more than $100k, After 12 months	0	0
Total term deposits, more than $100k	4,430	6,757
Total deposits, more than $100k	$ 4,430	$ 6,757